Statement of Changes in Net Asset Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 25,199,220	$ 24,147,144
Participant	27,735,708	26,840,123
Rollovers	2,252,095	3,148,482
Total contributions	55,187,023	54,135,749
Interest on notes receivable from participants	1,070,170	843,553
Investment income:
Interest and dividend income	7,570,411	7,550,318
Net appreciation in fair value of investments	100,690,955	88,751,830
Total investment income	108,261,366	96,302,148
Benefits paid to participants	(86,083,744)	(81,454,184)
Administrative expenses	(243,759)	(237,740)
Net increase in net assets	78,191,056	69,589,526
Net assets available for benefits:
Beginning of year	691,419,657	621,830,131
End of year	$ 769,610,713	$ 691,419,657